UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04725
                                                     ---------

                         Phoenix Investment Series Fund
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.
 Vice President, Chief Legal Officer,                   John H. Beers, Esq.
 Counsel and Secretary for Registrant                Vice President and Counsel
   Phoenix Life Insurance Company                 Phoenix Life Insurance Company
         One American Row                                 One American Row
      Hartford, CT 06103-2899                          Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           ---------------

                       Date of fiscal year end: April 30
                                                --------

                   Date of reporting period: January 31, 2007
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


PHOENIX INVESTMENT SERIES FUND
GLOSSARY
JANUARY 31, 2007 (UNAUDITED)


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADR's in order to make it easier for Americans to buy their shares.

FGIC
Financial Guaranty Insurance Company

FHLMC
Federal Home Loan Mortgage Corporation

FNMA ("Fannie Mae")
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA ("Ginnie Mae")
Government National Mortgage Association

MBIA
Municipal Bond Insurance Association

REITS (REAL ESTATE INVESTMENT TRUSTS)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADR's must be sponsored to be able to trade on the NYSE.

PHOENIX GLOBAL UTILITIES FUND


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2007
                                   (UNAUDITED)


                                      SHARES        VALUE
                                    ---------    -----------

DOMESTIC COMMON STOCKS--63.0%

ELECTRIC UTILITIES--30.5%
Duke Energy Corp.                      69,850    $ 1,375,347
Entergy Corp.                          17,710      1,644,374
Exelon Corp.                           29,530      1,771,505
FirstEnergy Corp.                      21,970      1,303,480
FPL Group, Inc.                        29,810      1,688,736
Northeast Utilities                    19,200        530,880
PPL Corp.                              19,130        681,028
Progress Energy, Inc.                  22,780      1,082,961
Southern Co. (The)                     32,710      1,194,896
                                                 -----------
                                                  11,273,207
                                                 -----------

GAS UTILITIES--0.9%
Atmos Energy Corp.                     10,290        321,459

INTEGRATED TELECOMMUNICATION SERVICES--9.7%
AT&T, Inc.                             28,850      1,085,626
Citizens Communications Co.            33,270        487,738
Consolidated Communications
  Holdings, Inc.                       28,700        632,835
Verizon Communications, Inc.           21,530        829,336
Windstream Corp.                       37,830        562,910
                                                 -----------
                                                   3,598,445
                                                 -----------

MULTI-UTILITIES--20.4%
Alliant Energy Corp.                    8,720        316,972
Ameren Corp.                           15,650        831,171
CenterPoint Energy, Inc.               22,680        391,457
Dominion Resources, Inc.               21,020      1,743,819
NSTAR                                  13,390        447,226
PG&E Corp.                             24,440      1,140,859
Public Service Enterprise Group,
  Inc.                                  5,860        392,796
SCANA Corp.                             9,690        394,577
Sempra Energy                          12,760        732,169
TECO Energy, Inc.                      20,430        346,493
Xcel Energy, Inc.                      35,260        822,616
                                                 -----------
                                                   7,560,155
                                                 -----------

OIL & GAS STORAGE & TRANSPORTATION--1.5%
Spectra Energy Corp.                   20,772        542,564
------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $21,001,027)                     23,295,830
------------------------------------------------------------


                                      SHARES        VALUE
                                    ---------    -----------

FOREIGN COMMON STOCKS(b)--34.8%


ELECTRIC UTILITIES--12.0%
E.ON AG (Germany)                       4,210    $   570,991
Endesa S.A. (Spain)                    16,220        815,387
Enel S.p.A. (Italy)                    73,130        773,953
Fortum Oyj (Finland)                   20,530        565,127
Scottish and Southern Energy plc
  (United Kingdom)                     23,960        704,235
Scottish Power plc (United Kingdom)    30,730        451,006
United Utilities plc
  (United Kingdom)                     38,060        570,922
                                                 -----------
                                                   4,451,621
                                                 -----------

INTEGRATED TELECOMMUNICATION SERVICES--16.4%
BCE, Inc. (Canada)                     27,520        722,675
BT Group plc Sponsored ADR
  (United Kingdom)                     13,220        806,949
Chunghwa Telecom Co. Ltd.
  Sponsored ADR (Taiwan)               37,719        781,160
Elisa Oyj (Finland)                    23,600        694,543
France Telecom SA Sponsored ADR
  (France)                             20,640        573,998
Koninklijke (Royal) KPN N.V.
  Sponsored ADR (Netherlands)          42,750        620,303
Telecom Corporation of New Zealand
  Ltd. Sponsored ADR (New Zealand)     25,510        701,015
Telefonica S.A. Sponsored ADR
  (Spain)                               8,820        581,591
TeliaSonera AB (Sweden)                70,560        563,469
                                                 -----------
                                                   6,045,703
                                                 -----------

MULTI-UTILITIES--3.5%
National Grid plc (United Kingdom)     28,370        428,075
RWE AG (Germany)                        8,420        877,941
                                                 -----------
                                                   1,306,016
                                                 -----------

WIRELESS TELECOMMUNICATION SERVICES--2.9%
Vodafone Group plc Sponsored  ADR
  (United Kingdom)                     36,040      1,059,215
------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $11,156,830)                     12,862,555
------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--97.8%
(IDENTIFIED COST $32,157,857)                     36,158,385
                                                 -----------

PHOENIX GLOBAL UTILITIES FUND

                                     PAR VALUE
                                       (000)        VALUE
                                    ----------   -----------

SHORT-TERM INVESTMENTS--1.1%


COMMERCIAL PAPER(c)--1.1%
UBS Finance Delaware LLC
  5.26%, 2/1/07                          $380    $   380,000
------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $380,000)                           380,000
------------------------------------------------------------

TOTAL INVESTMENTS--98.9%
(IDENTIFIED COST $32,537,857)                     36,538,385(a)

Other assets and liabilities, net--1.1%              425,002
                                                 -----------
NET ASSETS--100.0%                               $36,963,387
                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,051,291 and gross depreciation of $55,606 for federal income tax purposes. At January 31, 2007, the aggregate cost of securities for federal income tax purposes was $32,542,700.
(b) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(c) The rate shown is the discount rate.

PHOENIX INCOME & GROWTH FUND


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2007
                                   (UNAUDITED)



                                     PAR VALUE
                                       (000)        VALUE
                                    ----------   -----------

U.S. GOVERNMENT SECURITIES--1.5%

U.S. TREASURY BONDS--0.8%
U.S. Treasury Bond 5.375%, 2/15/31      $ 700    $   738,609
U.S. Treasury Bond 4.50%, 2/15/36       1,930      1,803,948
                                                 -----------
                                                   2,542,557
                                                 -----------

U.S. TREASURY NOTES--0.7%
U.S. Treasury Note 4.625%, 8/31/11      1,300      1,289,590
U.S. Treasury Note 4.625%, 11/15/16       775        763,011
                                                 -----------
                                                   2,052,601
------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
 (IDENTIFIED COST $4,575,501)                      4,595,158
------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--10.2%

FHLMC 5.75%, 12/15/18                     288        286,125
FNMA 5%, '18-'36                       13,067     12,628,370
FNMA 4.50%, 6/1/19                      2,172      2,086,779
FNMA 4%, 7/1/19                           696        651,123
FNMA 6%, 11/1/31                          369        371,542
FNMA 5.50%, '34-'36                     9,822      9,686,079
FNMA 6%, 7/1/34                           637        639,843
FNMA 6%, 5/1/35                           941        944,247
FNMA TBA 5.50%, 12/1/36(l)              1,600      1,581,118
FNMA TBA 6%, 2/1/37(l)                    900        903,094
GNMA 6.50%, '23-'24                     1,770      1,817,603
------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
 (IDENTIFIED COST $32,119,957)                    31,595,923
------------------------------------------------------------

MUNICIPAL BONDS--4.4%


CALIFORNIA--2.3%
Alameda Corridor Transportation
  Authority Taxable Series C 6.50%,
  10/1/19 (MBIA Insured)                4,000      4,293,920

Contra Costa County Fire Protection
  District Taxable 4.93%, 8/1/17
  (MBIA Insured)                          140        134,240
San Bernardino County Pension
  Obligation Taxable Series A 5.43%,
  8/1/13 (FGIC Insured)                 1,050      1,049,423


                                    PAR VALUE
                                      (000)         VALUE
                                    ----------   -----------

CALIFORNIA--(CONTINUED)
University of California Series F
  4.375%, 5/15/30 (FSA Insured)     $   1,700    $ 1,652,689
                                                 -----------
                                                   7,130,272
                                                 -----------
NEW YORK--0.2%
New York City Transitional Finance
  Authority Taxable 5.19%, 8/1/16         800        787,064

PENNSYLVANIA--1.5%
City of Pittsburgh Pension Obligation
  Taxable Series C 6.50%, 3/1/17
  (FGIC Insured)                        4,250      4,541,210

TEXAS--0.4%
Dallas-Fort Worth International Airport
  Facilities Improvement Corp.
  Taxable 6.40%, 11/1/07
  (MBIA Insured)                        1,200      1,208,448
------------------------------------------------------------
TOTAL MUNICIPAL BONDS
 (IDENTIFIED COST $13,677,787)                    13,666,994
------------------------------------------------------------

ASSET-BACKED SECURITIES--3.1%
AmeriCredit Automobile Receivables
  Trust 03-BX, A4A 2.72%, 1/6/10          123        121,769
Associates Manufactured Housing Pass
  Through Certificate 97-2, A6
  7.075%, 3/15/28(c)                      505        511,728
Bayview Financial Acquisition Trust
  06-A, 1A2 5.483%, 2/28/41(c)            488        482,625
Bombardier Capital Mortgage
  Securitization Corp. 99-A, A3
  5.98%, 1/15/18                          593        557,439
Carmax Auto Owner Trust 05-2, A4
  4.34%, 9/15/10                          300        294,370
GMAC Mortgage Corp. Loan Trust
  05-HE2, A3 4.622%, 11/25/35(c)          917        906,996
JPMorgan Mortgage Acquisition Corp.
  06-CW2, AF4 6.08%, 8/25/36(c)           689        695,679
JPMorgan Mortgage Acquisition Corp.
  06-CW2, AF3 5.777%, 8/25/36(c)          605        605,060
Long Beach Auto Receivables Trust
  04-A, A2 2.841%, 7/15/10(c)             727        712,730
Onyx Acceptance Grantor Trust
  03-D, A4 3.20%, 3/15/10                 545        538,073

PHOENIX INCOME & GROWTH FUND

                                    PAR VALUE
                                      (000)         VALUE
                                    ----------   -----------

Renaissance Home Equity Loan Trust
  06-1, AF2 5.533%, 5/25/36(c)       $  1,200    $ 1,195,035
Residential Funding Mortgage
  Securities II, Inc. 04-HI3,
  A4 4.63%, 1/25/20                     1,425      1,410,551
Residential Funding Mortgage
  Securities II, Inc. 06-HSA1,
  A3 5.23%, 2/25/36(c)                    810        802,072
Wachovia Auto Loan Owner Trust
  06-2A, A3 144A 5.23%, 8/22/11(b)        800        800,072
------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
 (IDENTIFIED COST $9,711,597)                      9,634,199
------------------------------------------------------------

DOMESTIC CORPORATE BONDS--8.8%

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc.
  8.25%, 7/15/07                          500        504,714

AIRLINES--0.9%
American Airlines, Inc. 01-1,
  6.977%, 11/23/22                        780        770,250
Continental Airlines, Inc. 98-1A
  6.648%, 3/15/19                         607        629,275
JetBlue Airways Corp. 04-1,
  9.61%, 3/15/08(c)                       649        657,357
United Airlines, Inc. 01-1
  6.071%, 9/1/14                          600        603,000
                                                 -----------
                                                   2,659,882
                                                 -----------

AUTOMOBILE MANUFACTURERS--0.1%
DaimlerChrysler NA Holding Corp.
  6.50%, 11/15/13                         165        168,914

BROADCASTING & CABLE TV--0.4%
Comcast Corp. 5.30%, 1/15/14              500        488,811
Echostar DBS Corp. 5.75%, 10/1/08         750        747,187
                                                 -----------
                                                   1,235,998
                                                 -----------

BUILDING PRODUCTS--0.0%
Owens Corning, Inc. 144A
  6.50%, 12/1/16(b)                        70         71,050

CONSTRUCTION MATERIALS--0.1%
CRH America, Inc. (Ireland)
  6%, 9/30/16                             310        312,902

CONSUMER FINANCE--1.0%
Ford Motor Credit Co.
  8.625%, 11/1/10                         190        196,475
Ford Motor Credit Co.
  9.875%, 8/10/11                         250        267,916
Ford Motor Credit Co.
  9.81%, 4/15/12(c)                        65         70,200
GMAC LLC 6.875%, 9/15/11                  325        330,155
GMAC LLC 6.75%, 12/1/14                   120        121,937
SLM Corp. 5.099%, 2/1/10(c)(f)          2,250      2,139,097
                                                 -----------
                                                   3,125,780
                                                 -----------


                                    PAR VALUE
                                      (000)         VALUE
                                    ----------   -----------

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Convergys Corp. 4.875%, 12/15/09        $ 750      $ 730,597

DIVERSIFIED BANKS--0.4%
National Capital Trust II 144A
  5.486%, 12/29/49(b)(c)                1,000        970,857
Wachovia Corp. 4.875%, 2/15/14            435        419,055
                                                 -----------
                                                   1,389,912
                                                 -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
International Lease Finance Corp.
  4.75%, 1/13/12(f)                       375        363,297

ELECTRIC UTILITIES--0.8%
American Electric Power Co., Inc.
  5.25%, 6/1/15                           335        326,086
Entergy Gulf States, Inc.
  3.60%, 6/1/08                           800        778,663
Entergy Gulf States, Inc.
  5.70%, 6/1/15                         1,000        969,669
Southern Power Co. Series D
  4.875%, 7/15/15                         335        317,226
                                                 -----------
                                                   2,391,644
                                                 -----------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Mettler-Toledo International, Inc.
  4.85%, 11/15/10                       1,000        967,767

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc.
  6.125%, 2/15/14                         500        478,750

GAS UTILITIES--0.2%
AmeriGas Partners LP 7.25%, 5/20/15       500        497,500

HEALTH CARE FACILITIES--0.1%
HCA, Inc. 144A 9.25%, 11/15/16(b)         155        165,075

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc.
  6.125%, 1/15/16                         350        345,374

HOME IMPROVEMENT RETAIL--0.1%
Home Depot, Inc. 5.875%, 12/16/36         220        214,396

HOMEBUILDING--0.1%
Horton (D.R.), Inc. 5.25%, 2/15/15        175        164,396

HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd.
  7.25%, 6/15/16                          340        341,972

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
AT&T, Inc. 5.625%, 6/15/16                550        548,020
Embarq Corp. 7.082%, 6/1/16               240        243,857
Verizon Communications, Inc.
  5.55%, 2/15/16                          250        247,134
Verizon Global Funding Corp.
  4.90%, 9/15/15                          275        260,649
                                                 -----------
                                                   1,299,660
                                                 -----------

PHOENIX INCOME & GROWTH FUND

                                    PAR VALUE
                                      (000)         VALUE
                                    ----------   -----------

INVESTMENT BANKING & BROKERAGE--0.1%
Merrill Lynch & Co., Inc.
  6.11%, 1/29/37                         $415    $   409,937

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12          245        259,009

MULTI-UTILITIES--0.5%
Dominion Resources, Inc. 5%, 3/15/13      185        179,274
Dominion Resources, Inc. Series A
  5.60%, 11/15/16                         200        198,143
NiSource Finance Corp.
  5.45%, 9/15/20(f)                     1,110      1,031,241
                                                 -----------
                                                   1,408,658
                                                 -----------

OFFICE ELECTRONICS--0.1%
Xerox Corp. 6.75%, 2/1/17                 385        396,550

OFFICE REITS--0.1%
HRPT Properties Trust 5.75%, 11/1/15      325        322,439

OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc. 4.75%, 5/15/18         450        409,507

OIL & GAS DRILLING--0.1%
Diamond Offshore Drilling, Inc.
  4.875%, 7/1/15                          475        442,772

OIL & GAS EQUIPMENT & SERVICES--0.1%
Weatherford International Ltd.
  5.50%, 2/15/16                          400        385,666

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Apache Corp. 6%, 1/15/37                  435        433,203

OIL & GAS STORAGE & TRANSPORTATION--0.4%
Kinder Morgan Management LLC
  5.70%, 1/5/16                           930        866,843
ONEOK Partners LP 6.15%, 10/1/16          265        268,359
TEPPCO Partners LP 7.625%, 2/15/12        150        160,313
                                                 -----------
                                                   1,295,515
                                                 -----------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.3%
Bosphorus Financial Services Ltd. 144A
  7.174%, 2/15/12(b)(c)                   250        253,456
General Electric Capital Corp.
  5.375%, 10/20/16                        800        794,597
                                                 -----------
                                                   1,048,053
                                                 -----------

PAPER PRODUCTS--0.1%
Abitibi-Consolidated Finance LP
  7.875%, 8/1/09                          170        175,525
Verso Paper Holdings LLC and Verso
  Paper, Inc. 144A 9.121%,
  8/1/14(b)(c)                            107        110,210
                                                 -----------
                                                     285,735
                                                 -----------


                                    PAR VALUE
                                      (000)         VALUE
                                    ----------   -----------

REGIONAL BANKS--0.2%
Rabobank Capital Funding II 144A
  5.26%, 12/29/49(b)(c)             $     500    $   486,943
Zions Bancorp 5.65%, 5/15/14              250        247,879
                                                 -----------
                                                     734,822
                                                 -----------

SEMICONDUCTORS--0.1%
Freescale Semiconductor, Inc. 144A
  10.125%, 12/15/16(b)                    395        395,000

TOBACCO--0.2%
Reynolds American, Inc.
  7.30%, 7/15/15                          550        572,878

TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals North America, Inc.
  6.50%, 2/15/12                          210        207,900

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc. Series F
  5.95%, 3/15/14                          900        878,378
------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
 (IDENTIFIED COST $27,602,371)                    27,315,602
------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--16.7%

Banc of America Alternative Loan Trust
  06-9, A1 6%, 1/25/37                  1,594      1,591,554
Banc of America Funding Corp.
  04-1, 7A1 6%, 2/25/34                 2,487      2,487,939
Bear Stearns Adjustable Rate
  Mortgage Trust 05-12, 13A1
  5.475%, 2/25/36(c)                      822        811,024
Bear Stearns Commercial Mortgage
  Securities 06-PW12, A4
  5.711%, 9/11/38(c)                      880        897,139
Citigroup Mortgage Loan Trust, Inc.
  05-5, 2A3 5%, 8/25/35                   799        778,351
Citigroup/Deutsche Bank Commercial
  Mortgage Trust 05-CD1, AM
  5.226%, 7/15/44(c)                      600        589,536
Citigroup/Deutsche Bank Commercial
  Mortgage Trust 06-CD2, A4
  5.362%, 1/15/46(c)                    1,420      1,408,463
Countrywide Home Loan Mortgage
  Pass-Through Trust 04-13, 1A1
  5.50%, 8/25/34                        1,001        995,879
Countrywide Home Loans  07-1,
  A2 6%, 3/25/37                          300        299,297
Credit Suisse Mortgage Capital
  Certificates 06-C1, A4
  5.555%, 2/15/39(c)                    2,050      2,053,011
Crown Castle Towers LLC 05-1A,
  AFX 144A 4.643%, 6/15/35(b)             915        892,148

PHOENIX INCOME & GROWTH FUND

                                    PAR VALUE
                                      (000)         VALUE
                                    ----------   -----------

CS First Boston Mortgage Securities
  Corp. 05-12, 6A1 6%, 1/25/36      $   1,440    $ 1,433,292
CS First Boston Mortgage Securities
  Corp. 98-C1 B 6.59%, 5/17/40          3,000      3,039,623
DLJ Commercial Mortgage Corp.
  98-CF2, A1B 6.24%, 11/12/31           1,368      1,378,869
First Horizon Mortgage Pass-Through
  Trust 05-AR1, 2A1
  5.018%, 4/25/35(c)                      985        980,047
GMAC Commercial Mortgage Securities,
  Inc. 97-C2, A3 6.566%, 4/15/29           90         90,567
Greenwich Capital Commercial Funding
  Corp. 04-GG1, A7
  5.317%, 6/10/36(c)                    4,100      4,058,134
GS Mortgage Securities Corp. II
  05-GG4, AJ 4.782%, 7/10/39              950        902,224
GS Mortgage Securities Corp. II
  99-C1, A2 6.11%, 11/18/30(c)          1,767      1,777,817
Indymac Index Mortgage Loan Trust
  05-AR8, B4 7.07%, 4/25/35(c)            445        420,437
JPMorgan Chase Commercial Mortgage
  Securities Corp. 01-CIBC, A3
  6.26%, 3/15/33                        1,094      1,120,669
JPMorgan Mortgage Trust
  05-S2, 2A15 6%, 9/25/35               2,036      2,026,621
JPMorgan Mortgage Trust
  05-S3, 2A2 5.50%, 1/25/21               730        722,525
JPMorgan Mortgage Trust
  06-S1, 1A1 6%, 4/25/36                1,483      1,477,459
Lehman Brothers - UBS Commercial
  Mortgage Trust 04-C7,
  A6 4.786%, 10/15/29(c)                1,800      1,723,372
Lehman Brothers - UBS Commercial
  Mortgage Trust 06-C6, A4
  5.372%, 9/15/39                         775        762,891
MASTR Alternative Loans Trust
  05-5, 3A1 5.75%, 8/25/35              1,058      1,050,204
MASTR Resecuritization Trust
  05-1 144A 5%, 10/28/34(b)               538        509,744
Merrill Lynch Mortgage Trust
  06-C1, AM 5.66%, 5/12/39(c)             850        861,263
Morgan Stanley Capital I 06-T23,
  A4 5.81%, 8/12/41(c)                    955        981,305
Residential Accredit Loans, Inc.
  06-QA1, A21 5.99%, 1/25/36(c)         1,462      1,467,422
Residential Funding Mortgage
  Securities I, Inc. 05-SA1, 2A
  4.88%, 3/25/35(c)                     1,108      1,091,164
Structured Asset Securities Corp.
  03-32, 1A1 5.23%, 11/25/33(c)           747        720,923


                                    PAR VALUE
                                      (000)         VALUE
                                    ----------   -----------

Structured Asset Securities Corp.
  05-17, 1A6 5.50%, 10/25/35           $  980    $   958,007
Structured Asset Securities Corp.
  05-6, 4A1 5%, 5/25/35                 1,464      1,392,149
Timberstar Trust 06-1A A 144A
  5.668%, 10/15/36(b)                     800        803,130
Wells Fargo Mortgage Backed
  Securities Trust 04-EE,
  2A3 3.989%, 12/25/34(c)               1,042      1,012,558
Wells Fargo Mortgage Backed
  Securities Trust 05-14,
  2A1 5.50%, 12/25/35                   1,662      1,621,279
Wells Fargo Mortgage Backed
  Securities Trust 05-5,
  1A1 5%, 5/25/20                       1,627      1,578,218
Wells Fargo Mortgage Backed
  Securities Trust
  05-AR10, 2A16 4.109%, 6/25/35(c)      1,000        983,750
Wells Fargo Mortgage Backed
  Securities Trust 05-AR16,
  6A3 5%, 10/25/35(c)                     742        731,877
Wells Fargo Mortgage Backed
  Securities Trust 05-AR4, 2A1
  4.53%, 4/25/35(c)                     1,528      1,505,519
------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
 (IDENTIFIED COST $52,816,619)                    51,987,400
------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.4%


BRAZIL--0.4%
Federative Republic of Brazil
  7.875%, 3/7/15                          475        527,725
Federative Republic of Brazil
  11%, 8/17/40                            400        527,300
                                                 -----------
                                                   1,055,025
                                                 -----------

CANADA--0.1%
Commonwealth of Canada 4.25%, 9/1/09      460(g)     392,325

GERMANY--0.1%
Federal Republic of Germany 144A
  3.25%, 4/17/09(b)                       305(h)     391,457

NORWAY--0.1%
Kingdom of Norway 5.50%, 5/15/09        2,300(i)     375,013

PHILIPPINES--0.1%
Republic of Philippines
  10.625%, 3/16/25                         75        106,219
Republic of Philippines
  6.375%, 1/15/32                         170        165,112
                                                 -----------
                                                     271,331
                                                 -----------

RUSSIA--0.3%
Russian Federation RegS
  5%, 3/31/30(c)(e)                       750        834,844

SWEDEN--0.1%
Kingdom of Sweden Series 1043
  5%, 1/28/09                           2,525(j)     370,978

PHOENIX INCOME & GROWTH FUND

                                    PAR VALUE
                                      (000)         VALUE
                                    ----------   -----------

TURKEY--0.1%
Republic of Turkey 12.375%, 6/15/09     $ 200      $ 230,000

UKRAINE--0.1%
Republic of Ukraine, Ministry of
  Finance 144A 6.58%, 11/21/16(b)         320        321,088
------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
 (IDENTIFIED COST $4,159,972)                      4,242,061
------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--3.1%

ARUBA--0.1%
UFJ Finance Aruba AEC 6.75%, 7/15/13      325        344,449

AUSTRALIA--0.2%
United Energy Distribution Holdings
  Property Ltd. 144A
  5.45%, 4/15/16(b)                       500        490,615
Westfield Capital Corp. 144A
  5.125%, 11/15/14(b)                     200        193,154
                                                 -----------
                                                     683,769
                                                 -----------

BRAZIL--0.1%
Vale Overseas Ltd. 6.25%, 1/23/17         170        170,320

CANADA--0.3%
Catalyst Paper Corp. 7.375%, 3/1/14       425        416,500
European Investment Bank 144A,
  4.60%, 1/30/37(b)                       380(g)     319,022
Husky Energy, Inc. 6.15%, 6/15/19         170        171,096
                                                 -----------
                                                     906,618
                                                 -----------

CHILE--0.6%
Banco Santander Chile 144A
  5.375%, 12/9/14(b)                      325        317,886
Celulosa Arauco y Constitucion SA
  5.625%, 4/20/15                         435        423,845
Petropower I Funding Trust 144A
  7.36%, 2/15/14(b)                     1,352      1,281,871
                                                 -----------
                                                   2,023,602
                                                 -----------

GERMANY--0.3%
Deutsche Bank AG NY Series GS
  2.513%, 3/22/12(c)                    1,000        928,900

KAZAKHSTAN--0.2%
Kazkommerts International BV
  144A 7%, 11/3/09(b)                     500        506,850

MEXICO--0.3%
America Movil S.A. de C.V.
  5.75%, 1/15/15                          425        419,293


                                    PAR VALUE
                                      (000)         VALUE
                                    ----------   -----------

MEXICO--(CONTINUED)
Pemex Project Funding Master Trust
  5.75%, 12/15/15                     $   500    $   487,500
Vitro S.A. de C.V. 144A
  8.625%, 2/1/12(b)                       105        106,575
                                                 -----------
                                                   1,013,368
                                                 -----------

RUSSIA--0.2%
Gazprom Gaz Capital SA 144A
  6.212%, 11/22/16(b)                     610        601,765

SINGAPORE--0.2%
DBS Bank Ltd. 144A 5%, 11/15/19(b)(c)     700        673,579

SOUTH KOREA--0.1%
Korea Development Bank 3.875%, 3/2/09     350        339,450

UNITED ARAB EMIRATES--0.1%
Abu Dhabi National Energy Co.
  144A 5.875%, 10/27/16(b)                355        354,468

UNITED KINGDOM--0.4%
HBOS plc 144A 5.375%, 11/29/49(b)(c)      750        737,583
Tate & Lyle International Finance plc
  144A 6.625%, 6/15/16(b)                 325        342,593
Vodafone Group plc 5%, 9/15/15            175        165,559
                                                 -----------
                                                   1,245,735
------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
 (IDENTIFIED COST $9,999,742)                      9,792,873
------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS--0.1%

HOUSEWARES & SPECIALTIES--0.1%
Tupperware Brands Corp. Tranche B
  6.86%, 12/1/12 (c)                      225        224,437
------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
 (IDENTIFIED COST $225,000)                          224,437
------------------------------------------------------------

                                      SHARES        VALUE
                                    ---------    -----------

DOMESTIC COMMON STOCKS--48.5%


AEROSPACE & DEFENSE--1.8%
General Dynamics Corp.                  4,800        375,120
Honeywell International, Inc.          17,500        799,575
Lockheed Martin Corp.                  12,200      1,185,718
Northrop Grumman Corp.                  8,100        574,614
Raytheon Co.                            9,100        472,290
United Technologies Corp.              31,800      2,163,036
                                                 -----------
                                                   5,570,353
                                                 -----------

PHOENIX INCOME & GROWTH FUND

                                      SHARES        VALUE
                                    ---------    -----------

AIR FREIGHT & LOGISTICS--0.2%
FedEx Corp.                             4,100    $   452,640
United Parcel Service, Inc. Class B     2,800        202,384
                                                 -----------
                                                     655,024
                                                 -----------

AIRLINES--0.2%
AMR Corp.(k)                            6,200        229,710
Southwest Airlines Co.                 17,900        270,290
                                                 -----------
                                                     500,000
                                                 -----------

APPAREL RETAIL--0.2%
Gap, Inc. (The)                        28,400        544,428

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
VF Corp.                                5,300        402,111

ASSET MANAGEMENT & CUSTODY BANKS--1.1%
Bank of New York Co., Inc. (The)       16,400        656,164
Federated Investors, Inc. Class B       8,700        307,197
Franklin Resources, Inc.                5,300        631,283
Mellon Financial Corp.                  7,170        306,446
Northern Trust Corp.                   13,100        795,825
State Street Corp.                      9,200        653,660
                                                 -----------
                                                   3,350,575
                                                 -----------

AUTOMOBILE MANUFACTURERS--0.2%
General Motors Corp.                   17,530        575,685

BIOTECHNOLOGY--0.5%
Amgen, Inc.(k)                          3,800        267,406
Biogen Idec, Inc.(k)                    9,300        449,562
Cephalon, Inc.(k)                       8,600        622,726
Millennium Pharmaceuticals, Inc.(k)    21,800        241,980
                                                 -----------
                                                   1,581,674
                                                 -----------

BREWERS--0.4%
Anheuser-Busch Cos., Inc.              17,700        902,169
Molson Coors Brewing Co. Class B        5,100        412,080
                                                 -----------
                                                   1,314,249
                                                 -----------

BROADCASTING & CABLE TV--0.5%
CBS Corp. Class B                      47,100      1,468,107

BUILDING PRODUCTS--0.2%
Masco Corp.                            16,300        521,437

COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co.            13,200        489,720

COMMUNICATIONS EQUIPMENT--1.5%
Avaya, Inc.(k)                         15,300        196,299
Cisco Systems, Inc.(k)                105,200      2,797,268

                                      SHARES        VALUE
                                    ---------    -----------

COMMUNICATIONS EQUIPMENT--(CONTINUED)
Harris Corp.                            5,500    $   279,510
Motorola, Inc.                         68,800      1,365,680
Tellabs, Inc.(k)                       13,700        137,959
                                                 -----------
                                                   4,776,716
                                                 -----------

COMPUTER HARDWARE--2.2%
Dell, Inc.(k)                          38,200        926,350
Hewlett-Packard Co.                    54,130      2,342,747
International Business Machines
  Corp.                                33,200      3,291,780
Sun Microsystems, Inc.(k)              26,800        177,952
                                                 -----------
                                                   6,738,829
                                                 -----------

COMPUTER STORAGE & PERIPHERALS--0.3%
EMC Corp.(k)                           25,200        352,548
Emulex Corp.(k)                        16,200        287,550
Lexmark International, Inc.
  Class A(k)                            4,900        308,847
                                                 -----------
                                                     948,945
                                                 -----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.3%
PACCAR, Inc.                            7,300        488,151
Toro Co. (The)                          6,800        348,636
                                                 -----------
                                                     836,787
                                                 -----------

CONSUMER ELECTRONICS--0.1%
Harman International Industries, Inc.   1,900        179,683

CONSUMER FINANCE--0.5%
American Express Co.                   20,000      1,164,400
Capital One Financial Corp.             5,600        450,240
                                                 -----------
                                                   1,614,640
                                                 -----------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Automatic Data Processing, Inc.        15,600        744,432
Computer Sciences Corp.(k)              2,600        136,396
Fiserv, Inc.(k)                        13,700        720,209
                                                 -----------
                                                   1,601,037
                                                 -----------

DEPARTMENT STORES--1.2%
Federated Department Stores, Inc.      27,200      1,128,528
Nordstrom, Inc.                        22,400      1,247,904
Penney (J.C.) Co., Inc.                15,500      1,259,220
                                                 -----------
                                                   3,635,652
                                                 -----------

DIVERSIFIED BANKS--1.7%
Comerica, Inc.                          6,300        373,590
U.S. Bancorp                           14,100        501,960
Wachovia Corp.                         46,600      2,632,900
Wells Fargo & Co.                      49,900      1,792,408
                                                 -----------
                                                   5,300,858
                                                 -----------

PHOENIX INCOME & GROWTH FUND

                                      SHARES        VALUE
                                    ---------    -----------


DIVERSIFIED CHEMICALS--0.2%
Dow Chemical Co. (The)                 13,300    $   552,482
PPG Industries, Inc.                    2,100        139,209
                                                 -----------
                                                     691,691
                                                 -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Dun & Bradstreet Corp.(k)               4,800        408,000

DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold,
  Inc. Class B (Indonesia)(d)           9,700        557,847

ELECTRIC UTILITIES--0.1%
PPL Corp.                              11,900        423,640

ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
Emerson Electric Co.                   28,500      1,281,645

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Agilent Technologies, Inc.(k)          10,200        326,400

ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Covanta Holding Corp.(k)                4,900        115,934

FOOD RETAIL--0.1%
Kroger Co. (The)                       18,200        465,920

FOOTWEAR--0.2%
Nike, Inc. Class B                      7,500        741,075

GENERAL MERCHANDISE STORES--0.1%
Family Dollar Stores, Inc.             10,500        340,200

HEALTH CARE DISTRIBUTORS--0.6%
Cardinal Health, Inc.                  15,400      1,099,868
McKesson Corp.                         16,200        903,150
                                                 -----------
                                                   2,003,018
                                                 -----------

HEALTH CARE EQUIPMENT--0.6%
Baxter International, Inc.             15,800        784,628
Becton, Dickinson & Co.                16,100      1,238,734
                                                 -----------
                                                   2,023,362
                                                 -----------

HEALTH CARE SERVICES--0.1%
Medco Health Solutions, Inc.(k)         4,500        266,445

HEALTH CARE TECHNOLOGY--0.2%
Emdeon Corp.(k)                        39,200        558,992

HOME IMPROVEMENT RETAIL--0.6%
Home Depot, Inc. (The)                 15,100        615,174
Sherwin-Williams Co. (The)             17,700      1,223,070
                                                 -----------
                                                   1,838,244
                                                 -----------

                                      SHARES        VALUE
                                    ---------    -----------

HOUSEHOLD APPLIANCES--0.1%
Whirlpool Corp.                         2,600      $ 237,718

HOUSEHOLD PRODUCTS--0.5%
Colgate-Palmolive Co.                   3,900        266,370
Kimberly-Clark Corp.                   18,900      1,311,660
                                                 -----------
                                                   1,578,030
                                                 -----------

HOUSEWARES & SPECIALTIES--0.2%
Newell Rubbermaid, Inc.                23,500        694,190

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
Constellation Energy Group, Inc.        9,800        710,990
TXU Corp.                               9,300        502,944
                                                 -----------
                                                   1,213,934
                                                 -----------

INDUSTRIAL CONGLOMERATES--0.8%
3M Co.                                  3,000        222,900
General Electric Co.                   67,200      2,422,560
                                                 -----------
                                                   2,645,460
                                                 -----------

INDUSTRIAL MACHINERY--0.5%
Dover Corp.                             3,900        193,440
Eaton Corp.                            13,700      1,073,395
Parker-Hannifin Corp.                   4,200        347,592
                                                 -----------
                                                   1,614,427
                                                 -----------

INSURANCE BROKERS--0.1%
AON Corp.                               6,900        247,434

INTEGRATED OIL & GAS--4.1%
Chevron Corp.                          24,800      1,807,424
ConocoPhillips                         13,600        903,176
Exxon Mobil Corp.                      98,200      7,276,620
Marathon Oil Corp.                      4,800        433,632
Occidental Petroleum Corp.             51,100      2,368,996
                                                 -----------
                                                  12,789,848
                                                 -----------

INTEGRATED TELECOMMUNICATION SERVICES--2.3%
AT&T, Inc.                             96,674      3,637,852
Citizens Communications Co.            47,900        702,214
Qwest Communications International,
  Inc.(k)                              75,400        614,510
Verizon Communications, Inc.           53,000      2,041,560
                                                 -----------
                                                   6,996,136
                                                 -----------

INTERNET RETAIL--0.2%
Expedia, Inc.(k)                       12,200        261,690
IAC/InterActiveCorp.(k)                10,100        387,840
                                                 -----------
                                                     649,530
                                                 -----------

PHOENIX INCOME & GROWTH FUND

                                      SHARES        VALUE
                                    ---------    -----------

INTERNET SOFTWARE & SERVICES--0.2%
eBay, Inc.(k)                          18,900    $   612,171
RealNetworks, Inc.(k)                   9,400        100,298
                                                 -----------
                                                     712,469
                                                 -----------

INVESTMENT BANKING & BROKERAGE--1.0%
Merrill Lynch & Co., Inc.              24,000      2,245,440
Morgan Stanley                          9,600        794,784
                                                 -----------
                                                   3,040,224
                                                 -----------

LIFE & HEALTH INSURANCE--1.8%
AFLAC, Inc.                            12,300        585,603
Lincoln National Corp.                 15,800      1,060,812
MetLife, Inc.                          34,300      2,130,716
Principal Financial Group, Inc.
  (The)                                13,500        831,735
Protective Life Corp.                   2,100        102,753
Prudential Financial, Inc.             10,400        926,952
StanCorp Financial Group, Inc.          2,300        110,055
                                                 -----------
                                                   5,748,626
                                                 -----------

LIFE SCIENCES TOOLS & SERVICES--0.3%
PerkinElmer, Inc.                      11,100        264,957
Thermo Fisher Scientific, Inc.(k)      15,400        736,890
                                                 -----------
                                                   1,001,847
                                                 -----------

MANAGED HEALTH CARE--1.1%
Aetna, Inc.                            18,800        792,608
CIGNA Corp.                             4,500        595,800
UnitedHealth Group, Inc.               22,980      1,200,935
WellPoint, Inc.(k)                     12,300        964,074
                                                 -----------
                                                   3,553,417
                                                 -----------

MORTGAGE REITS--0.1%
American Home Mortgage Investment
  Corp.                                 6,100        213,134

MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                   2,700        184,329

MOVIES & ENTERTAINMENT--0.5%
Time Warner, Inc.                      37,900        828,873
Walt Disney Co. (The)                  15,600        548,652
Warner Music Group Corp.               10,300        220,832
                                                 -----------
                                                   1,598,357
                                                 -----------

MULTI-LINE INSURANCE--0.3%
American International Group, Inc.      8,900        609,205
Hartford Financial Services Group,
  Inc. (The)                            2,000        189,820
Unitrin, Inc.                           2,000        102,420
                                                 -----------
                                                     901,445
                                                 -----------

                                      SHARES        VALUE
                                    ---------    -----------


MULTI-UTILITIES--0.1%
PG&E Corp.                              6,200      $ 289,416

OFFICE ELECTRONICS--0.1%
Xerox Corp.(k)                         17,800        306,160

OIL & GAS DRILLING--0.3%
ENSCO International, Inc.               2,800        142,436
Grey Wolf, Inc.(k)                     51,400        351,062
Pride International, Inc.(k)            7,900        227,599
TODCO(k)                                8,300        287,429
                                                 -----------
                                                   1,008,526
                                                 -----------

OIL & GAS EQUIPMENT & SERVICES--0.4%
Halliburton Co.                        26,330        777,788
National Oilwell Varco, Inc.(k)         2,100        127,344
Tidewater, Inc.                         7,300        376,461
                                                 -----------
                                                   1,281,593
                                                 -----------

OIL & GAS REFINING & MARKETING--0.1%
Sunoco, Inc.                            3,900        246,207

OTHER DIVERSIFIED FINANCIAL SERVICES--3.6%
Bank of America Corp.                  96,600      5,079,228
Citigroup, Inc.                        45,000      2,480,850
JPMorgan Chase & Co.                   68,400      3,483,612
                                                 -----------
                                                  11,043,690
                                                 -----------

PACKAGED FOODS & MEATS--0.8%
Campbell Soup Co.                      14,200        546,416
ConAgra Foods, Inc.                    22,000        565,620
General Mills, Inc.                    12,500        715,500
Heinz (H.J.) Co.                       13,500        636,120
                                                 -----------
                                                   2,463,656
                                                 -----------

PERSONAL PRODUCTS--0.4%
Estee Lauder Cos., Inc. (The)
  Class A                              17,300        821,750
NBTY, Inc.(k)                           7,800        404,430
                                                 -----------
                                                   1,226,180
                                                 -----------

PHARMACEUTICALS--3.0%
Abbott Laboratories                     8,300        439,900
Barr Pharmaceuticals, Inc.(k)           5,600        299,712
Endo Pharmaceuticals Holdings,
  Inc.(k)                               8,400        258,048
Forest Laboratories, Inc.(k)            1,900        106,609
Johnson & Johnson                      53,400      3,567,120
Merck & Co., Inc.                      18,900        845,775
Pfizer, Inc.                          119,500      3,135,680
Watson Pharmaceuticals, Inc.(k)         3,900        106,158

PHOENIX INCOME & GROWTH FUND

                                      SHARES        VALUE
                                    ---------    -----------

PHARMACEUTICALS--(CONTINUED)
Wyeth                                  10,000    $   494,100
                                                 -----------
                                                   9,253,102
                                                 -----------

PROPERTY & CASUALTY INSURANCE--1.4%
Allstate Corp. (The)                   32,700      1,967,232
Chubb Corp. (The)                       6,000        312,240
Philadelphia Consolidated Holding
  Co.(k)                                2,800        126,168
Progressive Corp. (The)                15,400        357,126
St. Paul Travelers Cos., Inc. (The)    28,500      1,449,225
                                                 -----------
                                                   4,211,991
                                                 -----------

RAILROADS--0.3%
Burlington Northern Santa Fe Corp.      6,800        546,448
Norfolk Southern Corp.                  7,200        357,480
                                                 -----------
                                                     903,928
                                                 -----------

REGIONAL BANKS--0.4%
Bank of Hawaii Corp.                    5,500        287,925
KeyCorp                                12,700        484,759
National City Corp.                     3,800        143,830
SunTrust Banks, Inc.                    2,600        216,060
Synovus Financial Corp.                 6,300        201,159
                                                 -----------
                                                   1,333,733
                                                 -----------

RESIDENTIAL REITS--0.1%
Archstone-Smith Trust                   4,400        278,124

RESTAURANTS--0.8%
McDonald's Corp.                       37,300      1,654,255
Yum! Brands, Inc.                      11,900        714,119
                                                 -----------
                                                   2,368,374
                                                 -----------

SEMICONDUCTOR EQUIPMENT--0.3%
Applied Materials, Inc.                 7,700        136,521
Lam Research Corp.(k)                   4,800        219,888
Novellus Systems, Inc.(k)              10,200        314,466
Teradyne, Inc.(k)                      15,000        223,500
                                                 -----------
                                                     894,375
                                                 -----------

SEMICONDUCTORS--0.9%
Atmel Corp.(k)                         25,600        153,088
Integrated Device Technology,
  Inc.(k)                              22,400        338,912
Intel Corp.                            37,000        775,520
LSI Logic Corp.(k)                     25,700        241,580
National Semiconductor Corp.           10,100        233,613
ON Semiconductor Corp.(k)              17,000        142,120
Texas Instruments, Inc.                30,600        954,414
                                                 -----------
                                                   2,839,247
                                                 -----------

                                      SHARES        VALUE
                                    ---------    -----------

SOFT DRINKS--0.6%
Coca-Cola Co. (The)                    23,100    $ 1,106,028
Pepsi Bottling Group, Inc. (The)       20,200        638,926
                                                 -----------
                                                   1,744,954
                                                 -----------

SPECIALIZED REITS--0.1%
FelCor Lodging Trust, Inc.             11,100        244,977

SPECIALTY CHEMICALS--0.1%
Rohm and Haas Co.                       4,300        223,858

SPECIALTY STORES--0.0%
Barnes & Noble, Inc.                    2,800        109,004

STEEL--0.2%
Chaparral Steel Co.                     3,000        153,840
Nucor Corp.                             6,400        413,056
United States Steel Corp.               1,700        141,933
                                                 -----------
                                                     708,829
                                                 -----------

SYSTEMS SOFTWARE--1.6%
BMC Software, Inc.(k)                   8,900        306,071
Microsoft Corp.                       105,100      3,243,386
Oracle Corp.(k)                        72,500      1,244,100
Symantec Corp.(k)                       6,200        109,802
                                                 -----------
                                                   4,903,359
                                                 -----------

TECHNOLOGY DISTRIBUTORS--0.1%
Arrow Electronics, Inc.(k)              6,900        243,225

TOBACCO--0.5%
Altria Group, Inc.                      1,390        121,472
Loews Corp. - Carolina Group           14,700      1,007,538
Reynolds American, Inc.                 4,700        303,150
                                                 -----------
                                                   1,432,160
                                                 -----------

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Sprint Nextel Corp.                    42,100        750,643
------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
 (IDENTIFIED COST $107,625,952)                  150,578,789
------------------------------------------------------------
FOREIGN COMMON STOCKS(d)--0.7%

INDUSTRIAL CONGLOMERATES--0.2%
Tyco International Ltd.
  (United States)                      16,600        529,208

INDUSTRIAL MACHINERY--0.5%
Ingersoll-Rand Co. Ltd. Class A
  (United States)                      35,800      1,535,104
------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
 (IDENTIFIED COST $1,101,318)                      2,064,312
------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--98.5%
 (IDENTIFIED COST $263,615,816)                  305,697,748
                                                ------------

PHOENIX INCOME & GROWTH FUND

                                    PAR VALUE
                                      (000)         VALUE
                                    ----------   -----------

SHORT-TERM INVESTMENTS--1.4%

COMMERCIAL PAPER(m)--1.4%
UBS Finance Delaware LLC
  5.26%, 2/1/07                     $   4,370    $ 4,370,000
------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
 (IDENTIFIED COST $4,370,000)                      4,370,000
------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
 (IDENTIFIED COST $267,985,816)                  310,067,748(a)

Other assets and liabilities, net--0.1%              277,988
                                                ------------
NET ASSETS--100.0%                              $310,345,736
                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $44,141,718 and gross depreciation of $4,289,163 for federal income tax purposes. At January 31, 2007, the aggregate cost of securities for federal income tax purposes was $270,215,193.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to a value of $12,096,191 or 3.9% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Corporate bonds and common stocks are considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in
     Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) All or a portion segregated as collateral for a when-issued security or forward currency contracts.
(g)  Par value represents Canadian Dollar.
(h)  Par value represents Euro.
(i)  Par value represents Norwegian Krone.
(j)  Par value represents Swedish Krona.
(k)  Non-income producing.
(l)  When-issued security.
(m)  The rate shown is the discount rate.

PHOENIX INVESTMENT SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)


    NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

             The following is a summary of significant accounting policies consistently followed by the Phoenix Investment Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.


    A. SECURITY VALUATION

             Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.


             Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.


             As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.


            Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.


             Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.


         In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

   B. SECURITY TRANSACTIONS AND RELATED INCOME

             Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

PHOENIX INVESTMENT SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)


   C. FOREIGN CURRENCY TRANSLATION

             Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

   D. FOREIGN SECURITY COUNTRY DETERMINATION

             A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


   E. FORWARD CURRENCY CONTRACTS

             Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.


             A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.


             At January 31, 2007, the Income & Growth Fund had entered into forward currency contracts as follows:


                                                                             Net
                               In                                         Unrealized
          Contract to        Exchange        Settlement                  Appreciation
            Receive            for              Date         Value      (Depreciation)
   -----------------------  -------------    ----------   -----------  ----------------

       JPY    45,570,735    USD 389,493        2/7/07       $377,951      $ (11,542)
       JPY    49,245,600    USD 424,897        2/14/07       408,792        (16,105)
                                                                          ---------
                                                                          $ (27,647)
                                                                          =========

     JPY Japanese Yen            USD United States Dollar

    F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

             Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.


    G. REIT INVESTMENTS

              Dividend income is recorded using management's estimates of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from estimated amounts.

PHOENIX INVESTMENT SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)


   H. LOAN AGREEMENTS

              Each Fund may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

    NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

             In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.


             Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.


             High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the advisers and/or subadviser to accurately predict risk.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Phoenix Investment Series Fund
             -------------------------------------------------------------------

By (Signature and Title)* /s/ George R. Aylward
                          ------------------------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date     March 28, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ George R. Aylward
                          ------------------------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date     March 28, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ W. Patrick Bradley
                          ------------------------------------------------------
                          W. Patrick Bradley, Chief Financial Officer
                          and Treasurer
                          (principal financial officer)

Date     March 28, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.